Financing Obligation (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Financing obligation	$ 1,263,000	$ 1,263,000			$ 1,263,000
Promissory note - various parties [Member] | Related Party [Member]
Financing obligation			$ 315,000
Tokens issued to unrelated parties			$ 122,000
Unsecured Convertible Notes Payable [Member]
Tokens issued to unrelated parties				$ 50,000
Promissory note issued to unrelated parties				$ 776,000
BST [Member]
Financing obligation	$ 1,263,000	$ 1,263,000			$ 1,263,000
Financing obligation description	as the tokens do not exist, and any amounts received for tokens are not considered equity or revenue, management determined that 100%	as the tokens do not exist, and any amounts received for tokens are not considered equity or revenue, management determined that 100%